FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Disclosure of financial risk management [Abstract]
Disclosure of financial risk management [text block]
33	FINANCIAL RISK MANAGEMENT

The Group’s activities involve principally the use of financial instruments, including derivatives and accepts deposits from customers at both fixed and floating rates, for various periods, and invests these funds in high-quality assets. Additionally, it places these deposits at fixed and variable rates with legal entities and individuals, considering the finance costs and expected profitability.

The Group also trades in financial instruments where it takes positions in traded and over-the-counter instruments, derivatives included, to take advantage of short term market movements on securities, bonds, currencies and interest rates.

Given the Group’s activities, it has a framework for risk appetite, a corner stone of the management. The risk management processes involve continuous identification, measurement, treatment and monitoring. The Group is exposed, principally, to operating risk, credit risk, liquidity risk and market risk, strategic risk and insurance technical risk. Finally, it reports on a consolidated basis the risks to which the Group is exposed.

a)	Risk management structure -

The Board of Directors of the Group and of each subsidiary are ultimately responsible for identifying and controlling risks; however, there are separate independent instances in the major subsidiaries responsible for managing and monitoring risks, as further explained below:

(i)	Group’s Board of Directors -

Credicorp Board of Directors -

The Board of Directors is responsible for the overall risk management approach and for the approval of the levels of risk appetite that the Group is prepared to assume. Furthermore, it approves the guidelines and policies for Integral Risk Management. On the other hand, the Board establishes an organizational culture which emphasizes the importance of risk management, oversees the internal control system and ensures the adequate performance of the compliance function.

Group Company Boards -

The Board of each of the Group companies is responsible for aligning the risk management established by the Board of Credicorp with the context of each one of them. For that, it establishes a framework for risk appetite, policies and guidelines.

(ii)	Credicorp Risk Committee -

Represents the Board of Credicorp in risk management decision-making. This Committee defines the strategies used for the adequate management of the different types of risks and the supervision of risk appetite. In addition to it, they establishing principles, policies and general limits.

The Risk Committee is presided by a Board member of Credicorp, it also consists of a second member of the Board of Credicorp, a Board member of BCP, the General Manager of BCP, the Central Manager of Planning and Finance of BCP, the Central Risk Manager of BCP and the Manager of the Risk Management Division of BCP.

In addition to effectively managing all the risks, the Credicorp Risk Committee is supported by the following committees which report periodically on all relevant changes or issues relating to the risks being managed:

Credit Risk Committees (retail and non retail)-

The Credit Risk Committees are responsible for reviewing the tolerance level of the credit risk appetite and the limits of exposure. In addition, they propose credit risk management norms and policies within the framework of governance and the organization for the integral management of credit risk. Furthermore, they propose the approval of any changes to the functions described above and important findings to the Risk Committee.

Treasury and ALM (Asset Liability Management) Risk Committee -

The Treasury and ALM Risk Committee is responsible for analyzing and proposing corrective measures in the event of deviations from the risk tolerance levels assumed by the Treasury risk appetite. It also proposes the guidelines and policies for the Treasury Risk Management and ALM, within the framework of governance and organization for the integral management of market risks. Furthermore, it is responsible for proposing the approval of any changes in the functions described above and for reporting any finding to the Risk Committee.

Operational Risk Committee–

The Operational Risk Committee is responsible for reviewing the tolerance level of the appetite for operational risk and the limits of exposure. It also proposes the rules, operational risk management policies and the mechanisms for the implementation of corrective actions within the governance framework. Furthermore, it proposes the approval of any changes to the functions described above and reports any finding to the Risk Committee.

(iii)	Central Risk Management -

The Central Risk Management is responsible for implementing policies, procedures, methodologies and actions to identify, measure, monitor, mitigate, report and control the different types of risks to which the Group is exposed. Also, it participates in the design and definition of the strategic plans of the business units to ensure that they are framed within the risk appetite metrics approved by Credicorp Board of Directors.

The Central Risk Management is divided into the following units:

Credit Division -

The Credit Division is responsible for ensuring the quality of the wholesale banking portfolio in accordance with the Group’s risk strategy and appetite on the basis of an efficient management of the lending process relying on well-defined lending policies and highly trained personnel with best lending practices.

Risk Management Division -

The Risk Management Division is responsible for ensuring that risk management directives and policies comply with the established by the Board of Directors. In addition, it is responsible for supervising the process of risk management and for coordinating with the companies of Credicorp involved in the whole process. It also has the task of informing Board of Directors regarding: global exposure and by type of risk, as well as the specific exposure of each Group company.

The Risk Management Division consists of the following departments: Operational and Insurance Risk Management Department, Methodology and Modeling for Risk Management Department, Market Risk Management Department, Credit and Corporate Risk Management Department, Global Risk Management Department and Model Risk Management Department.

Retail Banking Risk Division -

This division is responsible for ensuring the quality of retail portfolio and the development of credit policies that are consistent with the overall guidelines and risk policies set by the Board of Credicorp.

Treasury Risk Management -

The Treasury Risk Management is responsible for planning, coordinating and monitoring the implementation of risk measurement methodologies and limits used by the Treasury Division approved by the Risk Committee. Also, it is responsible for assessing hedge derivatives effectiveness and investments valuation.

Cybersecurity Management –

The Cybersecurity Management area establishes polices and regulatory framework for information security and cybersecurity risk management. It is also responsible for designing and implementing the strategies used to create and monitor controls that enable the permanent evaluation of regulatory framework effectiveness. In addition, the area supervises the performance of the functions of the responsible units, monitoring the processes used for the identification, assessment, recording and treatment of information security and cybersecurity risks.

(iv)	Internal Audit Division and Compliance Division -

The Audit Division is in charge of monitoring on an ongoing basis the effectiveness and efficiency of the risk management function in the Group, verifying compliance with regulations, policies, objectives and guidelines set by the Board of Directors. On the other hand, it evaluates sufficiency and integration level of Group’s information and database systems. Finally, it ensures that independence is maintained between the functions of the risk management and business units, for each of the Group’s companies.

Compliance Division is responsible for ensuring corporate compliance of regulations and internal Code of Ethics.

b)	Risk measurement and reporting systems -

Credicorp has independent databases that are subsequently integrated through corporate reports. These reports enable it to monitor at an aggregate and detailed level, the different types of risks to which each company is exposed. The system provides the ability to comply with the needs for reviewing the risk appetite requested by the above-mentioned committees and departments; as well as complying with regulatory requirements.

c)	Risk mitigation -

Depending on the type of risk, the Group uses mitigating instruments to reduce its exposure, such as guarantees, derivatives, controls and insurance, among others. Furthermore, it has policies linked to risk appetite and established procedures for each type of risk.

The Group actively uses guarantees to reduce its credit risks.

d)	Risk appetite -

Based on corporate risk management, Group's Board of Directors approves the risk appetite framework to define the maximum level of risk that the organization is willing to take as seeks its strategic and financial objectives, maintaining a corporate vision in individual decisions of each entity. This Risk Appetite framework is based on "core" and "specific" metrics:

Core metrics are intended to preserve the organization’s strategic pillars, defined as solvency, liquidity, profit and growth, income stability and balance sheet structure.

Specific metrics objectives are intended to monitor on a qualitative and quantitative basis the various risks, to which the Group is exposed, as well as defining a tolerance threshold of each of those risks, so the risk profile set by the Board is preserved and any risk focus is anticipated on a more granular basis.

Risk appetite is instrumented through the following elements:

-	Risk appetite statement: Establishes explicit general principles and the qualitative declarations which complement the risk strategy.

-	Metrics scorecards: These are used to define the levels of risk exposure in the different strategic pillars.

-
Limits: Allows control over the risk-taking process within the tolerance threshold established by the Board. They also provide accountability for the risk-taking process and define guidelines regarding the target risk profile.

-	Government scheme: Seeks to guarantee compliance of the framework through different roles and responsibilities assigned to the units involved.

e)	Risk concentration -

Concentrations arise when a reduced and representative number of all of the counterparties of the Group are engaged in similar business activities, or activities in the same geographic region, or have similar economic and political conditions among others.

In order to avoid excessive concentrations of risk, the policies and procedures include specific guidelines to guarantee a diversified portfolio.

33.1	Credit risk -

a)
The Group takes on exposure to credit risk, which is the probability of suffering losses caused by debtors or counterparties failing to comply with payment obligations in on or off the balance sheet exposures.

Credit risk is the most important risk for the Group’s business; therefore, Management carefully manages its exposure to credit risk. Credit exposures arise principally from lending activities that lead to direct loans; they also result from investment activities. There is also credit risk in off-balance sheet financial instruments, such as contingent credits (indirect loans), which expose Credicorp to risks similar to direct loans. Likewise, credit risk arises from derivative financial instruments that present showing positive fair values. Finally, all exposure to credit risk (direct or indirect) is mitigated by the control processes and policies.

As part of the management of this type of risk, Credicorp assigns impairment provisions for its loan portfolio at the date of the statement of financial position.

The Group defines the levels of credit risk assumed based on risk exposure limits, which are frequently monitored. Said limits are established in relation to one borrower or group of borrowers, geographical and industry segments. Furthermore, the risk limits by product, industry sector and by geographical segment are approved by the Risk Committee.

Exposure to credit risk is managed through regular analysis of the ability of debtors and potential debtors to meet interest and principal repayment obligations and by changing the credit limits when it is appropriate. Other specific control measures are outlined below:

(i)	Collateral -

The Group employs a range of policies and practices to mitigate credit risk. The most traditional of these is collateralization which is common practice. The Group implements guidelines on the acceptability of specific classes of collateral or credit risk mitigation. The main types of collateral obtained are as follows:

-
For loans and advances, collateral includes, among others, mortgages on residential properties; liens on business assets such as plants, inventory and accounts receivable; and liens on financial instruments such as debt securities and equity securities.

-
Long-term loans and financing to corporate entities are generally guaranteed. Loans to micro business generally have no collateral. In order to minimize credit loss, the Group will seek additional collateral from the counterparty as soon as impairment indicators arise.

-	For repurchase agreements and securities lending, collateral consists of fixed income instruments and cash.

Collateral held as security for financial assets other than loans is determined by the nature of the instrument. Debt securities, treasury and other eligible bills are generally unsecured, with the exception of assets backed securities and similar instruments, which are secured by portfolios of financial instruments.

Management monitors the market value of collateral, requests additional collateral in accordance with the underlying agreement, and monitors the market value of collateral obtained during its review of the adequacy of the allowance for impairment losses. It is the Group’s policy to dispose of seized assets in an orderly manner. The proceeds are used to reduce or repay the outstanding claim. In general, the Group does not use seized assets for its own business.

(ii)	Derivatives -

The amount subject to credit risk is limited to the current and potential fair value of instruments that are favorable to the Group (fair value is positive). In the case of derivatives this is only a small fraction of the contract, or notional values used to express the volume of instruments outstanding. This credit risk exposure is managed as a portion of the total credit limits with customers, together with potential exposures from market movements. Collateral or other security is not usually obtained for this type of risk exposure.

With respect to derivatives agreed with non-financial customers, collateral has been pledged to secure the overall amount; with respect to financial counterparties, collateral granted is that required under the clearing provisions issued by the International Swaps and Derivatives Association Inc. (ISDA) or the local framework agreement.

(iii)	Credit-related commitments -

The primary purpose of these instruments is to ensure that funds are available to a customer as required. Guarantees and letters of credit have the same credit risk as loans. Documentary and commercial letters of credit - which are written undertakings by the Group on behalf of a customer authorizing a third party to draw drafts on the Group up to a stipulated amount under specific terms and conditions - are collateralized by the underlying shipments of goods to which they relate and therefore have less risk than a direct loan. The Group has no mandatory commitments to extend credit.

In order to manage credit risk, as part of the Group’s risk management structure, there is a Credit Risk Management Department, the major functions of which are to implement methodologies and statistical models for measuring credit risk exposures, developing and applying methodologies for the calculation of risk-ratings, both at the corporate and business unit levels, performing analysis of credit concentrations, verifying that credit exposures are within the established limits and recommending global risk exposures by economic sector, among others.

For enhanced risk identification, there are internal credit scoring models, which have been prepared and implemented for the main business segments. Each model is related to a defined group of rating or scoring bands. Customers who are inside a band are characterized by having a similar risk level (within the band); however, they are different compared to the other band. For retail customers, these scoring models are highly related to management (admission, follow-up, campaigns, etc.) from different portfolios. On the other hand, for non-retail customers, ratings mainly serve as support for making credit decisions in admission, follow-up and price allocation, etc.

The Group has a Credit Division, which establishes the overall credit policies for each of the businesses in which the Group decides to take part. These credit policies are set forth based on the guidelines established by the Board of Directors and in compliance with statutory financial laws and regulations. The main activities are to establish the costumer credit standards and guidelines (evaluation, authorization and control); follow the guidelines established by the Board of Directors and General Management, as well as those established by governmental regulatory bodies; review and authorize credit applications, up to the limit within the scope of its responsibilities and to submit to upper hierarchies those credit applications exceeding the established limits; and to monitor credit-granting activities within the different autonomous entities, among others.

b)
The maximum exposure to credit risk at December 31, 2018 and 2017, before the effect of mitigation through any collateral, is the carrying amount of each class of financial assets indicated in Notes 33.7(a), 33.7(b) and the contingent credits detailed in Note 20(a).

Management is confident of its ability to continue controlling and maintaining minimal credit risk exposure within the Group, considering both its loan and securities portfolio.

c)	Credit risk management for loans -

The management of credit risk is mainly based on rating and scoring of the internal models of each company of the Group. In Credicorp, a quantitative and qualitative analysis is made of each client, with regard to his financial position, his credit behavior in the System and the market in which it operates; which is carried out continuously, so as to assemble the risk profile of each operation and client with a credit position in the Group.

In the Group, a loan is internally classified as past due, depending on three aspects: the number of days in arrears based on the contractually agreed due date, the subsidiary and the type of credit:

	Banco de Crédito del Perú, Mibanco, Solución Empresa Administradora Hipotecaria S.A. and Edyficar S.A.S. consider a loan past due:

-	For corporate enterprises, large and medium companies after 15 days in arrears.
-	For small and microenterprises after 30 days past due.
-	For overdrafts, after 30 days past due.
-
For consumer, mortgage and lease operation products, quotas are considered past due internally when they are between 30 and 90 days in arrears; after 90 days, the pending loan balance is considered past due.

	Atlantic Security Bank considers a credit past due when its payment schedule of capital and/or interest exceed 30 days in arrears.

	Banco de Crédito de Bolivia considers a credit as an internal past due with effect from day 30 in arrears.

Estimate of the expected loss -

The measurement of the credit loss is based on the product of the following parameters: (i) probability of default (PD) (ii) loss given default (LGD), and (iii) Exposure at default (EAD); discounted at the reporting period, using the effective interest rate. The definition of the parameters is presented below:


Probability of Default (PD): this is a measurement of credit rating given internally to a customer, designed to estimate their probability of default within a specific horizon. The process of obtaining the PD is carried out through scoring and rating tools.

The Group considers that a financial instrument is in default if it meets the following conditions depending on the type of asset:

-
Consumer Products, Credit Card and SME: If the costumer, at some point, presents arrears equal to or greater than 60 days and/or has operations that are refinanced, restructured, in pre-judicial, judicial proceedings or written off.

-
Mortgage Product: If the customer, at some point, presents arrears equal to or greater 120 days and/or has operations that are refinanced, restructured, in pre-judicial, judicial proceedings or written off.

-
Commercial Banking: Those customers that are in the Special Accounts portfolio or have risk classification as deficient, doubtful or lost, or have refinanced, judicial or written off operations. Also, a customer can be considered as Default in case of signs of significant qualitative impairment so as to consider it in said stage.

-
Investments: If the instrument has a Default rating according to external rating agencies such as Fitch, Standard & Poors or Moody's or with an indicator of arrears equal to or greater than 90 days. Also, a customer can be considered as Default in case of signs of significant qualitative impairment.


Loss Given Default (LGD): Is a measurement which estimates the severity of the loss which would be incurred at the time of the default. It has two approaches in the estimate of the severity of the loss, depending on the stage of the customer:

-
LGD Workout: The LGD workout is the real loss of the customers who have arrived at the stage of default. The recoveries and costs of each one of the operations are used in order to calculate it (Includes open and closed recovery processes).

-
LGD ELBE (Expected Loss Best Estimate): The LGD ELBE is the loss of the contracts in a default situation, based on the time in arrears of the operation (The longer the operation is in default, the greater will be the loss level).


Exposure at Default (EAD): Is a measurement which estimates the exposure at the time of the customer goes into default, taking into account changes in future exposure, for example, in the case of prepayments and/or greater utilization of unused lines.

Accordingly, the estimated of the parameters take into consideration information regarding the actual conditions, as well as the projections of future macroeconomic events and conditions in three scenarios (base, optimistic and pessimistic) which are analyzed in order to obtain the expected loss.

The fundamental difference between the credit loss of an account considered as Stage 1 and Stage 2 is the PD horizon. Specifically, the estimates of Stage 1 use a maximum PD of 12 months, while those in Stage 2 will use a PD measured for the entire life of the instrument. The estimates of Stage 3 will be carried out on the basis of a best estimate LGD.

In those cases, in which the portfolio is immaterial and does not have credit score models, the option was to extrapolate the loss ratio of portfolios with comparable characteristics.

Prospective information:

The measurement of expected credit losses for each stage and the evaluation of significant increases in credit risk consider information on previous events and current conditions, as well as reasonable projections based on future events and economic conditions.

For the estimation of the risk parameters (PD, LGD, EAD), used in the calculation of the provision in stages 1 and 2, the significance of the macroeconomic variables (or their variations) that have the greatest influence on each portfolio was tested. Each macroeconomic scenario used in calculating the expected loss considers projections of relevant macroeconomic variables, such as the gross domestic product (GDP), employment, terms of trade, inflation, among others, for a period of 3 years and a long-term projection.

The estimate of the expected loss for stages 1, 2 and 3 is a weighted estimate that considers three future macroeconomic scenarios. The base, optimistic and pessimistic scenarios, as well as the probability of occurrence of each scenario, are macroeconomic projections provided by the Economic Studies Management. It should be noted that the scenario design is adjusted quarterly. All the scenarios considered apply to portfolios subject to expected credit losses with the same probabilities.

Changes from one stage to another

The classification of an instrument as stage 1 or stage 2 depends on the concept of "significant increase in credit risk" at the reporting date compared to the origin. This classification is updated monthly. As the IFRS 9 states, this classification depends on the following criteria:

-	An account is classified in stage 2 if it has more than 30 days of delay.
-
Additionally, significant risk thresholds were established based on absolute and relative thresholds that depend on the level of risk in which the instrument originated. The thresholds differ for each of the portfolios considered.

-	Additional qualitative reviews are carried out based on the segmentation of risks used in the management of Retail Banking and an individual review in Wholesale Banking.

Additionally, all those accounts classified as default at the reporting date according to the management definition used by the Group are considered as stage 3.

Evaluations of a significant increase in risk from initial recognition and credit deterioration are carried out independently on each reporting date. Assets can be moved in both directions from one phase to another; in this sense, a financial asset that migrated to stage 2 will return to stage 1, if its credit risk did not increase significantly from its initial recognition until a subsequent reporting period. Likewise, an asset that is in stage 3 will return to stage 2 if the credit is no longer considered to be impaired.

Expected life

For the instruments in stage 2 or 3, the reserves for losses will cover the expected credit losses during the expected time of the remaining useful life of the instrument. For most instruments, the expected life is limited to the remaining contractual life, adjusted by expected anticipated payments. In the case of revolving products, a statistical analysis was carried out in order to determine what would be the expected life period.

The following is a summary of the direct credits classified into three important groups and their respective allowance for each of the types of loans:

(i)	Loans neither past due nor impaired, which comprise those direct loans which currently do not have characteristics of delinquency and which are not in default.
(ii)
Past due but unimpaired loans, which comprise all of the loans of customers who are not in default, but have failed to make a payment at its contractual maturity, according to the provisions of the rules of IFRS 7.

(iii)	Impaired loans, those considered to be in stage 3 or default.

Commercial loans	Stage 1	Stage 2	Stage 3	2018	2017
	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)
Neither past due nor impaired	55,085,853	4,950,181	–	60,036,034	56,125,417
Past due but not impaired	998,105	254,514	–	1,252,619	757,552
Impaired	–	–	2,321,335	2,321,335	1,572,579
Gross	56,083,958	5,204,695	2,321,335	63,609,988	58,455,548

Less: Allowance for loan losses	287,961	146,455	1,023,771	1,458,187	1,237,616

Total, net	55,795,997	5,058,240	1,297,564	62,151,801	57,217,932

Residential mortgage loans	Stage 1	Stage 2	Stage 3	2018	2017
	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)
Neither past due nor impaired	15,431,424	495,131	–	15,926,555	14,064,927
Past due but not impaired	617,686	267,418	–	885,104	521,550
Impaired	–	–	959,033	959,033	865,610
Gross	16,049,110	762,549	959,033	17,770,692	15,452,087

Less: Allowance for loan losses	31,479	22,404	470,286	524,169	228,287

Total, net	16,017,631	740,145	488,747	17,246,523	15,223,800

Microbusiness loans	Stage 1	Stage 2	Stage 3	2018	2017
	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)
Neither past due nor impaired	11,845,358	1,626,944	–	13,472,302	12,288,639
Past due but not impaired	192,588	334,039	–	526,627	379,283
Impaired	–	–	1,254,526	1,254,526	1,259,635
Gross	12,037,946	1,960,983	1,254,526	15,253,455	13,927,557

Less: Allowance for loan losses	340,576	262,777	978,834	1,582,187	1,476,578

Total, net	11,697,370	1,698,206	275,692	13,671,268	12,450,979

Consumer loans	Stage 1	Stage 2	Stage 3	2018	2017
	S/ (000)	S/ (000)	S/ (000)	S/ (000)	S/ (000)
Neither past due nor impaired	10,516,815	1,652,491	–	12,169,306	10,789,457
Past due but not impaired	218,995	235,627	–	454,622	262,443
Impaired	–	–	702,561	702,561	877,822
Gross	10,735,810	1,888,118	702,561	13,326,489	11,929,722

Less: Allowance for loan losses	284,207	494,956	608,686	1,387,849	1,558,017

Total, net	10,451,603	1,393,162	93,875	11,938,640	10,371,705

In accordance with IFRS 7, the entire loan balance is considered past due when debtors have failed to make a payment when contractually due.

Explanations on variations in the allowance for loan losses are presented below:

-	Commercial loans: Increase is mainly due to the increase in credit risk of the construction sector, whose effect is an increase in the allowance for S/136.0 million, approximately.
-	Residential mortgage Loans: The increase is due to the methodological change in IFRS 9 for calculation of the allowance for loan losses that affected, mainly, the loans in stage 3.
-	Micro business loans: The increase in the allowance for loan losses is less than the increase in the gross balance due to write-offs and sales of impaired loans made during the period.
-
Consumer loans: The decrease in the allowance is mainly due to the decrease in credit risk of the portfolio during the period, which improves the quality of the portfolio on which the allowance is calculated.

At December 31, 2018, the renegotiated credits amount to approximately S/1,281.5 million, of which S/339.6 million are classified as not past due nor impaired, S/270.3 million as past due but not impaired and S/671.6 million as impaired but not past due (S/915.6 million, S/339.6 million, S/165.3 million y S/410.7 million, respectively, at December 31, 2017).

	At December 31, 2018					At December 31, 2017
	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Impaired loans	2,321,335	959,033	1,254,526	702,561	5,237,455	1,572,579	865,610	1,259,635	877,822	4,575,646
Fair value of collateral	1,758,098	820,291	422,330	189,811	3,190,530	1,398,427	774,280	485,281	229,578	2,887,566
Allowance for loan losses	1,023,771	470,286	978,834	608,686	3,081,577	749,882	215,997	893,671	648,884	2,508,434

On the other hand, the breakdown of loans classified by maturity is shown below, according to the following criteria:

(i)	Current loans which comprise those direct loans which do not currently have characteristics of delinquency, nor are they in default or stage 3, according to the rules of IFRS 9.
(ii)	Current but impaired loans, which comprise those direct loans which do not currently have characteristics of delinquency, but are in default or stage 3, according to IFRS 9.
(iii)
Loans with payment delay of one day or more, but are not past due according to our internal guidelines. Comprise those direct loans of customers who have failed to make a payment at its contractual maturity, that is, with at least one day past-due. However, the days of delinquency are insufficient to be considered as past due under the Group’s internal criteria.

(iv)	Past due loans under internal criteria.

The total of the concepts: loans with a delay of payment from the first day and the amounts of the internal overdue loans reflect the totality of "past due" loans consistent with IFRS 7.

	As of December 31, 2018						As of December 31, 2017
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	101,602,442	–	–	1,755	101,604,197	1,755	93,268,440	–	–	–	93,268,440	–
Past due but not impaired	–	–	2,869,944	249,028	3,118,972	3,118,972	–	–	1,839,774	81,054	1,920,828	1,920,828
Impaired debt	–	1,582,189	786,428	2,868,838	5,237,455	3,655,266	–	734,582	901,204	2,939,860	4,575,646	3,841,064
Total	101,602,442	1,582,189	3,656,372	3,119,621	109,960,624	6,775,993	93,268,440	734,582	2,740,978	3,020,914	99,764,914	5,761,892

The classification of loans by type of banking and maturity is as follows:

	As of December 31, 2018					As of December 31, 2017
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	60,034,357	797,776	1,541,975	1,235,880	63,609,988	56,125,417	211,917	790,739	1,327,475	58,455,548
Residential mortgage loans	15,926,555	258,149	1,054,112	531,876	17,770,692	14,064,927	185,853	693,482	507,825	15,452,087
Micro-business loans	13,472,223	253,735	526,023	1,001,474	15,253,455	12,288,639	207,549	774,435	656,934	13,927,557
Consumer loans	12,169,307	272,529	534,262	350,391	13,326,489	10,789,457	129,262	482,323	528,680	11,929,722
Total	101,602,442	1,582,189	3,656,372	3,119,621	109,960,624	93,268,440	734,581	2,740,979	3,020,914	99,764,914

Allowance for direct and indirect loan losses is a weighted estimate of three macroeconomic scenarios: base, optimistic and pessimistic; that are based on macroeconomic projections provided by the internal team of Economic Studies and approved by Senior Management. In each scenario, the Group bases itself on a wide variety of prospective information such as economic inputs, including: the growth of the gross domestic product, inflation rate, exchange rate, among others.

The following table provides a comparison between the carrying amount of allowance for direct and indirect loan losses and its estimation under three scenarios: base, optimistic and pessimistic.

At December 31, 2018
S/(000)
Carrying amount	5,314,340

Scenarios:
Optimistic	5,218,142
Base Case	5,308,346
Pessimistic	5,422,882

d)	Credit risk management on reverse repurchase agreements and securities borrowing -

Most of these operations are performed by Credicorp Capital. The Group has implemented credit limits for each counterparty and most of transactions are collateralized with investment grade financial instruments and financial instruments issued by Governments.

e)	Credit risk management on investments -

The Group evaluates the credit risk identified of each of the investments, disclosing the risk rating granted to them by a risk rating agency. For investments traded in Peru, risk ratings used are those provided by the three most prestigious Peruvian rating agencies (authorized by Peruvian regulator) and for investments traded abroad, the risk-ratings used are those provided by the three most prestigious international rating agencies.

In the event that any subsidiary uses a risk-rating prepared by any other risk rating agency, said risk-ratings are standardized with those provided by the above mentioned institutions.

The following table shows the analysis of the risk-rating of the investments, provided by the institutions referred to above:

	At December 31, 2018		At December 31, 2017
	S/(000)%		S/(000)%
Instruments rated in Peru:
AAA	1,219,451	3.7	1,254,943	3.8
AA- a AA+	1,483,063	4.5	1,313,967	4.0
A- to A+	6,809,865	20.7	6,850,118	20.9
BBB- to BBB+	2,282,714	6.9	2,279,478	7.0
BB- to BB+	459,249	1.4	469,679	1.4
Lower and equal to +B	7,397	–	4,960	–
Unrated:
BCRP certificates of deposit	9,829,584	29.9	10,026,038	30.5
Listed and unlisted securities	649,677	2.0	702,384	2.1
Restricted mutual funds	407,350	1.2	425,300	1.3
Investment funds	66,932	0.2	–	–
Mutual funds	16,811	0.1	167,607	0.5
Other instruments	728,543	2.2	29,181	0.1
Subtotal	23,960,636	72.8	23,523,655	71.6

	At December 31, 2018		At December 31, 2017
	S/(000)%		S/(000)%
Instruments rated abroad:
AAA	286,417	0.9	467,654	1.4
AA- a AA+	513,577	1.6	1,040,411	3.2
A- to A+	1,265,390	3.9	1,434,598	4.4
BBB- to BBB+	4,064,725	12.4	4,179,102	12.7
BB- to BB+	1,383,960	4.2	1,258,752	3.8
Lower and equal to +B	81,627	0.2	19,869	0.1
Unrated:
Listed and unlisted securities	100,031	0.3	211,487	0.6
Bolivia Central Bank certificates of deposit	–	–	95,042	0.3
Participations of RAL funds	445,039	1.4	527,729	1.6
Mutual funds	293,020	0.9	98,911	0.3
Investment funds	256,523	0.8	–	–
Hedge funds	44,335	0.1	1,062	–
Other instruments	167,838	0.5	3,729	–
Subtotal	8,902,482	27.2	9,338,346	28.4
Total	32,863,118	100.0	32,862,001	100.0

f)	Concentration of financial instruments exposed to credit risk -

As of December 31, 2018 and 2017, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2018					2017
	At fair value through profit for loss			At fair value		At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	through other comprehensive income investments	Total	Held for trading and hedging	Designated at inception	Loans and receivables	Investments available- for-sale	Investments held-to maturity	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Peru	–	–	16,307,372	9,830,911	26,138,283	2,102,331	–	21,630,506	7,925,997	–	31,658,834
Financial services	1,640,578	161,498	13,237,970	2,462,343	17,502,389	1,057,679	320,619	11,892,190	4,700,343	98,866	18,069,697
Manufacturing	97,425	38,586	16,840,385	1,337,907	18,314,303	23,277	29,508	14,363,997	1,529,261	13,135	15,959,178
Mortgage loans	–	–	16,997,464	–	16,997,464	–	–	14,638,363	–	–	14,638,363
Consumer loans	–	–	13,384,611	–	13,384,611	–	–	10,816,588	–	–	10,816,588
Micro-business loans	–	–	13,150,811	–	13,150,811	–	–	12,897,206	–	–	12,897,206
Commerce	27,021	11,377	12,752,836	330,492	13,121,726	52,453	45,130	11,682,985	248,396	17,950	12,046,914
Government and public administration	1,790,176	41,060	4,768,891	5,547,253	12,147,380	1,287,212	40,480	450,174	5,220,054	4,164,128	11,162,048
Electricity, gas and water	101,939	42,705	4,312,044	1,940,604	6,397,292	79,825	52,521	4,148,658	1,918,317	56,331	6,255,652
Community services	–	–	4,459,532	7,391	4,466,923	–	–	4,408,494	34,495	–	4,442,989
Communications, storage and transportation	24,678	36,794	4,377,933	1,279,371	5,718,776	8,285	–	3,991,424	1,182,783	34,477	5,216,969
Mining	31,094	5,749	2,661,615	154,188	2,852,646	7,728	29,249	3,031,376	329,773	–	3,398,126
Construction	15,068	1,913	1,848,063	372,827	2,237,871	51,812	17,820	1,790,431	400,386	9,333	2,269,782
Agriculture	13,440	–	2,546,889	45,425	2,605,754	3,342	–	2,272,312	5,447	–	2,281,101
Insurance	19,106	–	1,862,688	–	1,881,794	6,664	–	1,529,342	–	–	1,536,006
Education, health and others	5,419	21,518	1,296,293	399,752	1,722,982	5,279	2,358	1,494,635	213,181	–	1,715,453
Real estate and leasing	62,597	159,986	6,423,262	1,455,551	8,101,396	10,391	–	5,306,353	77,161	–	5,393,905
Fishing	3,416	–	445,603	–	449,019	1,689	–	394,287	–	–	395,976
Others	446,805	–	3,542,776	31,820	4,021,401	28,596	–	3,604,046	638,297	19,153	4,290,092
Total	4,278,762	521,186	141,217,038	25,195,835	171,212,821	4,726,563	537,685	130,343,367	24,423,891	4,413,373	164,444,879

(*) It includes non-trading investments that did not pass SPPI test.

As of December 31, 2018 and 2017 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2018					2017
	At fair value through profit for loss			At fair value		At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	through other comprehensive income investments	Total	Held for trading and hedging	Designated at inception	Loans and receivables	Investments available- for-sale	Investments held-to maturity	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Peru	839,713	121,725	124,349,120	19,640,847	144,951,405	2,394,575	118,396	114,046,024	17,324,374	3,900,388	137,783,757
United Stated of America	476,593	241,743	1,538,853	2,616,120	4,873,309	195,955	291,295	1,757,745	3,049,957	111,122	5,406,074
Bolivia	716,740	–	8,531,311	514,845	9,762,896	13,372	–	7,516,991	1,213,397	–	8,743,760
Colombia	1,450,342	23,274	2,214,653	492,121	4,180,390	1,324,999	28,510	1,619,679	590,387	138,941	3,702,516
Panama	5,406	–	663,326	56,780	725,512	4,909	–	498,512	48,531	–	551,952
Chile	306,299	41,290	1,868,149	677,740	2,893,478	411,276	22,154	1,906,346	379,465	72,004	2,791,245
Brazil	7,773	–	436,580	17,074	461,427	22,476	–	193,120	44,062	111,168	370,826
Mexico	51,091	12,206	147,632	286,235	497,164	19,570	30,148	80,844	329,679	70,072	530,313
Canada	9,478	–	30,537	91,832	131,847	14,804	–	39,477	74,533	–	128,814
Europe:
United Kingdom	192,141	18,451	116,262	126,811	453,665	231,336	–	112,869	172,932	3,132	520,269
Others in Europe	54,252	15,244	115,467	103,970	288,933	2,215	–	131,983	269,958	–	404,156
France	119,572	–	7,961	63,855	191,388	90,845	–	12,883	48,649	1,639	154,016
Spain	8,960	–	22,060	1,322	32,342	–	–	204,100	5,048	3,269	212,417
Switzerland	1,315	–	91,029	23,785	116,129	231	–	89,718	47,027	–	136,976
Netherlands	–	15,390	989	–	16,379	–	–	–	54,251	–	54,251
Others	39,087	31,863	1,083,109	482,498	1,636,557	–	47,182	2,133,076	771,641	1,638	2,953,537
Total	4,278,762	521,186	141,217,038	25,195,835	171,212,821	4,726,563	537,685	130,343,367	24,423,891	4,413,373	164,444,879

(*) It includes non-trading investments that did not pass SPPI test.

g)	Offsetting financial assets and liabilities -

The disclosures set out in the tables below include financial assets and liabilities that:

-	Are offset in the Group’s consolidated statement of financial position; or
-	Are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, irrespective of whether they are offset in the statement of financial position.

Similar agreements include derivative clearing agreements, master repurchase agreements, and master securities lending agreements. Similar financial instruments include derivatives, accounts receivable from reverse repurchase agreements and securities borrowing, payables from repurchase agreements and securities lending and other financial assets and liabilities. Financial instruments such as loans and deposits are not disclosed in the tables below because they are not offset in the statement of financial position.

The offsetting framework contract issued by the International Swaps and Derivatives Association Inc. (“ISDA”) and similar master offsetting arrangements do not meet the criteria for offsetting in the statement of financial position, because said agreements were created in order for both parties to have an enforceable offsetting right in cases of default, insolvency or bankruptcy of the Group or the counterparties or following other predetermined events. In addition, the Group and its counterparties do not intend to settle said instruments on a net basis or to realize the assets and settle the liabilities simultaneously.

The Group receives and gives collateral in the form of cash and trading securities in respect of the following transactions:

-	Derivatives;
-	Accounts receivable from reverse repurchase agreements and securities borrowing;
-	Payables from repurchase agreements and securities lending; and
-	Other financial assets and liabilities

Such collateral adheres to standard industry terms including, when appropriate, an ISDA Credit Support Annex. This means that securities received/given as collateral can be pledged or sold during the term of the transaction but have to be returned on maturity of the transaction. The terms also give each party the right to terminate the related transactions upon the counterparty’s failure to return the respective collateral.
Financial assets subject to offsetting, enforceable master offsetting agreements and similar agreements:

	As of December 31, 2018
				Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	Net of financial assets presented in the consolidated statements of financial position	Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	766,317	–	766,317	(44,159)	(28,906)	693,252
Cash collateral, reverse repurchase agreements and securities borrowing	4,082,942	–	4,082,942	(35,008)	(3,319,949)	727,985
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	5,001,516	–	5,001,516	(3,123,930)	–	1,877,586
Total	9,850,775	–	9,850,775	(3,203,097)	(3,348,855)	3,298,823

	As of December 31, 2017
				Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial positions	Net of financial assets presented in the consolidated statements of financial position	Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	701,826	–	701,826	(86,292)	(80,140)	535,394
Cash collateral, reverse repurchase agreements and securities borrowing	7,480,420	–	7,480,420	(19,485)	(6,660,170)	800,765
Available-for-sale and held-to-maturity investments pledged as collateral	5,278,763	–	5,278,763	(4,387,330)	–	891,433
Total	13,461,009	–	13,461,009	(4,493,107)	(6,740,310)	2,227,592

Financial liabilities subject to offsetting, enforceable offsetting master agreements and similar agreements:

	As of December 31, 2018
				Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities	Gross amounts of recognized liabilities and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	715,804	–	715,804	(44,159)	(190,212)	481,433
Payables on repurchase agreements and securites lending	9,415,357	–	9,415,357	(3,123,930)	(3,409,890)	2,881,537
Total	10,131,161	–	10,131,161	(3,168,089)	(3,600,102)	3,362,970

	As of December 31, 2017
				Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities	Gross amounts of recognized liabilities and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	636,762	–	636,762	(86,292)	(149,846)	400,624
Payables on repurchase agreements and securites lending	13,415,843	–	13,415,843	(5,900,903)	(6,962,421)	552,519
Total	14,052,605	–	14,052,605	(5,987,195)	(7,112,267)	953,143

The gross amounts of financial assets and liabilities disclosed in the above tables have been measured in the statement of financial position on the following basis:

-	Derivative assets and liabilities are measured at fair value.

-	Receivables from reverse repurchase agreements and securities lending are measured at amortized cost.

-	Financial liabilities are measured at fair value.

The difference between the carrying amount in the consolidated statement of financial position and the amounts presented in the tables above for derivatives (presented in other assets Note 12(b)), receivables from reverse repurchase agreement and securities borrowing and payables from repurchase agreements and securities lending and financial liabilities measured at fair value through profit or loss are financial instruments outside of the scope of offsetting disclosure.

33.2	Market risk -

The Group has exposure to market risk, which is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks arise from open positions in interest rates, currency, commodities and equity products; all of which are exposed to general and specific market movements and changes in the level of volatility of prices such as interest rates, credit spreads, foreign exchange rates and equity prices. Due to the nature of the Group’s current activities, commodity price risk is not applicable.

The Group separates exposures to market risk in two groups: (i) those that arise from value fluctuation of trading portfolios recognized at fair value through profit or loss due to movements of market rates or prices (Trading Book) and (ii) those that arise from changes in the structural positions of non-trading portfolios due to movements of the interest rates, prices and foreign exchange ratios (Banking Book) and that are recorded at amortized cost and at fair value with changes in other comprehensive income, this is due to movements in interest rates, prices and currency exchange rates.

The risks that trading portfolios face are managed through Value at Risk (VaR) historical simulation techniques; while non-trading portfolios (Banking Book) are monitored using rate sensitivity metrics, which are a part of Asset and Liability Management (ALM).

a)	Trading Book -

The trading book is characterized for having liquid positions in stocks, bonds, foreign currencies and derivatives, arising from market-making transactions where the Group acts as principal with the customers or with the market. This portfolio includes investments and derivatives classified by Management as held for trading.

(i)	Value at Risk (VaR) -

The Group applies the VaR approach to its trading portfolio to estimate the market risk of the main positions held and the maximum losses that are expected, based upon a number of assumptions for various changes in market conditions and considering the risk appetite of the subsidiary.

Daily calculation of VaR is a statistically-based estimate of the maximum potential loss on the current portfolio from adverse market movements.

VaR expresses the “maximum” amount the Group might lose, but only to a certain level of confidence (99 percent). There is therefore a specified statistical probability (1 percent) that actual loss could be greater than the VaR estimate. The VaR model assumes a certain “holding period” until positions can be closed (1 - 10 days).

The time horizon used to calculate VaR is one day; however, the one-day VAR is amplified to a 10-day time frame and calculated multiplying the one-day VaR by the square root of 10. This adjustment will be accurate only if the changes in the portfolio in the following days have a normal distribution independent and identically distributed; because of that, the result is multiplied by a non-normality adjustment factor. The limits and consumptions of the VaR are established on the basis of the risk appetite and the trading strategies of each subsidiary.

The assessment of portfolio movements has been based on historical one-year data and 131 market risk factors, which are composed as follows: 31 market curves, 74 stock prices, 15 mutual funds values, 3 volatility series and 8 survival probability curves. The Group applies these historical changes in rates directly to each position of its current portfolio (a method known as historical simulation).

The Group Management considers that the market risk factors, incorporated in their VaR model, are adequate to measure the market risk to which its trading portfolio is exposed.

The use of this approach does not prevent losses outside of these limits in the event of more significant market movements. Losses exceeding the VaR figure may occur, on average under normal market conditions, not more than once every hundred days.

VaR limits have been established to control and keep track of all the risks taken. These risks arise from the size of the positions and/or the volatility of the risk factors embedded in each financial instrument. Regular reports are prepared for the Treasury Risk Committee and ALM, the Risk Management Committee and Senior Management.

VaR results are used to generate economic capital estimates by market risk, which are periodically monitored and are part of the overall risk appetite of each subsidiary. Furthermore, at Group level, there is also a limit to the risk appetite of the trading portfolio, which is monitored and informed to the Treasury Risks and ALM Credicorp Committee.

In VaR calculation, the effects of the exchange rate are not included because said effects are measured in the net monetary position, see note 32.2 (b)(ii).

The Group's VaR showed an increase as of December 31, 2018, due to the increased of the price risk and the interest rates risk, which were not offset for a greater diversification among risks. The greater price risk responds to a greater exposure in shares of Credicorp Capital Colombia. The greater rate risk responds to a lower diversification of the interest rate portfolios the subsidiaries. The VaR remains contained within the limits of the risk appetite established by the Bank's Risk Management.

As of December 31, 2018 and 2017, the Group’s VaR by risk type is as follows:

	2018	2017
	S/(000)	S/(000)

Interest rate risk	9,527	7,836
Price risk	4,476	2,759
Volatility risk	-	-
Diversification effect	(3,587)	(3,195)
Consolidated VaR by type of risk	10,416	7,400

In VaR calculation, financial instruments from the trading book were taken.

On the other hand, the instruments recorded as fair values through profit or loss are not part of the selling business model are considered as part of the sensitivity analysis of rates in the next section. See the chart of sensitivity of earnings at risk, net economic value and price sensitivity.

b)	Banking Book -

Non-trading portfolios which comprise the Banking Book are exposed to different risks, given that they are sensitive to market rate movements, which could bring about a deterioration in the value of assets compared to liabilities and hence to a reduction of their net worth.

(i)	Interest rate risk -

The Banking Book-related interest rate risk arises from eventual changes in interest rates that may adversely affect the expected gains (risk gains) or market value of financial assets and liabilities reported on the balance sheet (net economic value). The Group assumes the exposure to the interest rate risk that may affect their fair value as well as the cash flow risk of future assets and liabilities.

The Risk Committee sets the guidelines regarding the level of unmatched repricing of interest rates that can be tolerated, which is periodically monitored through ALCO.

Corporate policies include guidelines for the management of the Group’s exposure to the interest rate risk. These guidelines are implemented considering the features of each segment of business in which the Group entities operate.

In this regard, Group companies that are exposed to the interest rate risk are those that have yields based on interest, such as credits, investments and technical reserves. Interest rate risk management in BCP Peru, BCP Bolivia, MiBanco, Atlantic Security Bank and Pacífico Grupo Asegurador is carried out by performing a repricing gap analysis, sensitivity analysis of the financial margin (GER) and sensitivity analysis of the net economic value (VEN). These calculations consider different rate shocks in stress scenarios.

Analysis of repricing gap -

The repricing gap analysis is intended to measure the risk exposure of interest rate for repricing periods, in which both balance and out of balance assets and liabilities are grouped. This allows identifying those sections in which the rate variations would have a potential impact.

The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	At December 31, 2018
	Up to 1	1 to 3	3 to 12	1 to 5	More than	Non-interest
	month	months	months	years	5 years	bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	8,348,880	2,192,245	2,644,313	4,973,228	94,925	7,997,867	26,251,458
Investments	1,024,895	4,143,332	6,231,197	5,288,235	12,014,435	648,579	29,350,673
Loans, net	12,671,779	17,663,723	25,826,794	36,908,775	13,581,585	(845,658)	105,806,998
Financial assets designated at fair value through profit or loss	-	-	-	-	-	521,186	521,186
Premiums and other policies receivable	848,662	24,303	9,124	5,184	-	-	887,273
Accounts receivable from reinsurers and coinsurers	89	106,421	734,043	1,104	386	-	842,043
Other assets (*)	164,247	420	2,019	6,761	(1,242)	9,296,788	9,468,993
Total assets	23,058,552	24,130,444	35,447,490	47,183,287	25,690,089	17,618,762	173,128,624

Liabilities
Deposits and obligations	27,696,282	9,545,250	17,413,186	39,389,207	6,724,393	3,782,992	104,551,310
Payables from repurchase agreements and securities lending	1,825,899	3,895,312	5,128,527	3,811,941	1,609,500	1,592,318	17,863,497
Accounts payable to reinsurers and coinsurers	5,504	281,808	3,082	1,299	-	-	291,693
Technical reserves for claims and insurance premiums	217,240	600,927	1,007,817	2,327,437	4,247,236	52,014	8,452,671
Financial liabilities at fair value through profit or loss	-	-	-	-	-	362,310	362,310
Bonds and Notes issued	27	1,934	2,499,807	12,441,149	445,350	69,273	15,457,540
Other liabilities (**)	155,293	218,227	2,419	-	-	4,987,256	5,363,195
Equity	-	-	-	-	-	24,266,076	24,266,076
Total liabilities and equity	29,900,245	14,543,458	26,054,838	57,971,033	13,026,479	35,112,239	176,608,292

Off-balance-sheet accounts
Derivative financial assets	3,393,623	2,736,835	1,204,498	347,883	72,826	-	7,755,665
Derivative financial liabilities	823,012	819,882	3,728,800	1,754,972	534,259	-	7,660,925
	2,570,611	1,916,953	(2,524,302)	(1,407,089)	(461,433)	-	94,740
Marginal gap	(4,271,082)	11,503,939	6,868,350	(12,194,835)	12,202,177	(17,493,477)	(3,384,928)
Accumulated gap	(4,271,082)	7,232,857	14,101,207	1,906,372	14,108,549	(3,384,928)	-

(*) Includes property, furniture and equipment, net, intangible and goodwill, net, due from customers on acceptances and other assets.
(**) Includes banker’s acceptances outstanding and other liabilities.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

	At December 31, 2017
	Up to 1	1 to 3	3 to 12	1 to 5	More than	Non-interest
	month	months	months	years	5 years	bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/000
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	11,473,580	1,859,361	4,638,314	6,222,420	79,788	6,428,944	30,702,407
Investment	1,642,823	3,789,292	4,013,113	6,208,053	11,072,700	2,111,283	28,837,264
Loans, net	12,192,582	15,509,563	23,933,640	32,989,209	12,108,217	(755,934)	95,977,277
Financial assets designated at fair value through profit or loss	-	-	-	-	-	537,685	537,685
Premiums and other policies receivable	626,392	22,088	6,500	1,849	-	-	656,829
Accounts receivable from reinsurers and coinsurers	163,425	309,669	208,531	34,070	-	-	715,695
Other assets (*)	180,725	24,927	9,736	5,946	577,129	7,722,740	8,521,203
Total assets	26,279,527	21,514,900	32,809,834	45,461,547	23,837,834	16,044,718	165,948,360

Liabilities
Deposits and obligations	26,156,669	9,513,156	17,056,114	36,200,975	6,213,829	2,029,668	97,170,411
Payables from repurchase agreements and securities lending	4,070,558	1,949,926	6,931,824	6,056,395	2,153,396	250,633	21,412,732
Accounts payable to reinsurers and coinsurers	51,814	141,708	31,726	9,937	-	-	235,185
Technical reserves for claims and insurance premiums	200,307	118,642	443,141	1,918,617	3,922,902	840,151	7,443,760
Financial liabilities at fair value through profit or loss	-	-	-	-	-	168,089	168,089
Bonds and Notes issued	791,247	1,656	395,125	11,998,887	2,973,831	81,511	16,242,257
Other liabilities (**)	155,851	211,103	2,434	-	-	4,674,892	5,044,280
Equity	-	-	-	-	-	22,253,703	22,253,703
Total liabilities and equity	31,426,446	11,936,191	24,860,364	56,184,811	15,263,958	30,298,647	169,970,417

Off-balance-sheet accounts
Derivative financial assets	1,397,860	2,023,671	426,309	6,993,576	2,393,197	-	13,234,613
Derivative financial liabilities	4,153,574	4,460,947	181,534	3,944,123	494,435	-	13,234,613
	(2,755,714)	(2,437,276)	244,775	3,049,453	1,898,762	-	-
Marginal gap	(7,902,633)	7,141,433	8,194,245	(7,673,811)	10,472,638	(14,253,929)	(4,022,057)
Accumulated gap	(7,902,633)	(761,200)	7,433,045	(240,766)	10,231,872	(4,022,057)	-

(*) Includes property, furniture and equipment, net, intangible and goodwill, net, due from customers on acceptances and other assets.
(**)Includes banker’s acceptances outstanding and other liabilities.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

Sensitivity to changes in interest rates -

The sensitivity analysis of a reasonable possible change in interest rates on the banking book comprises an assessment of the sensitivity of the financial margins that seeks to measure the potential changes in the interest accruals over a period of time and the expected movement of the interest rate curves, as well as the sensibility of the net economic value, which is a long-term metric measured as the difference arising between the Net Economic Value of net assets and liabilities before and after a variation in interest rates.

The sensitivity of the financial margin is the effect of the assumed changes in interest rates on the net interest income before income tax and non-controlling interest for one year, based on the floating rate of non-trading financial assets and financial liabilities held at December 31, 2018 and 2017, including the effect of derivative instruments.

The sensitivity of the Net Economic Value is calculated by reassessing the financial assets and liabilities sensitive to rates, except for the trading instruments, and held to maturity at a fixed rate, before income tax and non-controlling interest, including the effect of any associated hedge, and derivative instruments designated as a cash flow hedge. Regarding rate risk management, no distinction is made by accounting category for the investments that are considered in these calculations.

The results of the sensitivity analysis regarding changes in interest rates at December 31, 2018 and 2017 are presented below:

2018
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)

Soles	+/-	50	-/+	10,463	-/+	439,964
Soles	+/-	75	-/+	15,695	-/+	659,946
Soles	+/-	100	-/+	20,926	-/+	879,928
Soles	+/-	150	-/+	31,389	-/+	1,319,893
U.S. Dollar	+/-	50	+/-	48,325	-/+	6,718
U.S. Dollar	+/-	75	+/-	72,487	-/+	10,078
U.S. Dollar	+/-	100	+/-	96,650	-/+	13,437
U.S. Dollar	+/-	150	+/-	144,975	-/+	20,155

2017
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)

Soles	+/-	50	-/+	1,451	-/+	354,899
Soles	+/-	75	-/+	2,176	-/+	532,348
Soles	+/-	100	-/+	2,901	-/+	709,798
Soles	+/-	150	-/+	4,352	-/+	1,064,696
U.S. Dollar	+/-	50	+/-	8,068	-/+	129,876
U.S. Dollar	+/-	75	+/-	12,103	-/+	194,813
U.S. Dollar	+/-	100	+/-	16,137	-/+	259,751
U.S. Dollar	+/-	150	+/-	24,205	-/+	389,627

The interest rate sensitivities set out in the table above are only illustrative and are based on simplified scenarios. The figures represent the effect of the pro-forma movements in the net interest income based on the projected yield curve scenarios and the Group’s current interest rate risk profile. This effect, however, does not incorporate actions that would be taken by Management to mitigate the impact of this interest rate risk.

The Group seeks proactively to change the interest rate risk profile to minimize losses and optimize net revenues. The projections above also assume that the interest rate of all maturities moves by the same amount and, therefore, do not reflect the potential impact on net interest income of some rates changing while others remain unchanged. The projections make other simplifying assumptions too, including that all positions run to maturity.

As of December 31, 2018, investments in equity securities and funds that are non-trading, recorded at fair value through other comprehensive income and at fair value through profit or loss, respectively, are not considered as comprising investment securities for interest rate sensitivity calculation purposes; however, a 10, 25 and 30 percent of changes in market prices is conducted to these price-sensitivity securities.

The market price sensitivity tests as of December 31, 2018 are presented below:

Equity securities
Measured at fair value
through other comprehensive	Change in
income	market prices	2018
	%	S/(000)

Equity securities	+/-10	64,947
Equity securities	+/-25	162,368
Equity securities	+/-30	194,841

Funds

Measured at fair value	Change in
through profit or loss	market prices	2018
	%	S/(000)

Participation in mutual funds	+/- 10	25,687
Participation in mutual funds	+/- 25	64,219
Participation in mutual funds	+/- 30	77,062
Restricted mutual funds	+/- 10	40,735
Restricted mutual funds	+/- 25	101,838
Restricted mutual funds	+/- 30	122,205
Participation in RAL funds	+/- 10	44,504
Participation in RAL funds	+/- 25	111,260
Participation in RAL funds	+/- 30	133,512
Investment funds	+/- 10	32,346
Investment funds	+/- 25	80,864
Investment funds	+/- 30	97,037
Hedge funds	+/- 10	4,434
Hedge funds	+/- 25	11,084
Hedge funds	+/- 30	13,301

At December 31, 2017, available-for-sale investments in equity securities and various funds are not considered as comprising investment securities for interest rate sensitivity calculation purposes; however, a 10, 25 and 30 percent of changes in market prices is conducted to these price-sensitivity securities.

Sensitivity tests as of December 31, 2017 are presented below:

	Change in
Market price sensitivity	market prices	2017
	%	S/(000)

Equity securities	+/-10	76,559
Equity securities	+/-25	191,399
Equity securities	+/-30	229,678
Participation in mutual funds	+/- 10	40,957
Participation in mutual funds	+/- 25	102,392
Participation in mutual funds	+/- 30	122,870
Restricted mutual funds	+/- 10	41,670
Restricted mutual funds	+/- 25	104,174
Restricted mutual funds	+/- 30	125,009
Participation in RAL funds	+/- 10	52,741
Participation in RAL funds	+/- 25	131,851
Participation in RAL funds	+/- 30	158,222
Investment funds	+/- 10	5,962
Investment funds	+/- 25	14,905
Investment funds	+/- 30	17,886
Hedge funds	+/-10	106
Hedge funds	+/-25	266
Hedge funds	+/-30	319
(ii)	Foreign exchange risk -

The Group is exposed to foreign currency exchange rates on its financial position and cash flows. Management sets limits on the level of exposure by currency and overnight and intra-day total positions, which are monitored daily.

At December 31, 2018, the free market exchange rate for buying and selling transactions for each United Stated Dollar, the main foreign currency held by the Group, was S/
3.373
(S/
3.241
at December 31, 2017).

Foreign currency transactions are made at the free market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31, 2018 and 2017, the Group’s assets and liabilities by currencies were as follows:

	At December 31, 2018				At December 31, 2017
			Other				Other
	Soles	U.S. Dollar	currencies	Total	Soles	U.S. Dollar	currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Monetary assets
Cash and due from banks	3,582,390	17,117,551	1,468,575	22,168,516	3,149,300	18,578,798	1,493,889	23,221,987
Cash collateral, reverse repurchase agreements and securities borrowing	6,654	3,362,285	714,003	4,082,942	119,976	6,915,937	444,507	7,480,420
Investments:
At fair value through profit or loss	541,649	733,801	2,236,995	3,512,445	2,222,061	209,543	1,593,133	4,024,737
At fair value through other comprehensive income	16,758,808	7,057,303	731,145	24,547,256	–	–	–	–
Available-for-sale	–	–	–	–	13,804,121	7,697,970	810,517	22,312,608
At amortized cost	3,239,330	915,508	–	4,154,838	–	–	–	–
Held-to-maturity	–	–	–	–	3,453,790	959,583	–	4,413,373
Loans, net	61,665,634	37,032,752	7,108,612	105,806,998	56,226,385	33,580,636	6,170,256	95,977,277
Financial assets designated at fair value through profit or loss	44,109	477,077	–	521,186	48,454	489,231	–	537,685
Other assets	2,561,684	2,765,000	408,913	5,735,597	1,219,985	2,268,659	876,864	4,365,508
Total monetary assets	88,400,258	69,461,277	12,668,243	170,529,778	80,244,072	70,700,357	11,389,166	162,333,595

Monetary liabilities
Deposits and obligations	(51,559,266)	(44,122,875)	(8,869,169)	(104,551,310)	(43,334,026)	(45,875,469)	(7,960,916)	(97,170,411)
Payables from repurchase agreements and securities lending	(5,914,736)	(1,860,424)	(1,640,197)	(9,415,357)	(10,155,790)	(1,582,783)	(1,677,270)	(13,415,843)
Due to bank and correspondents	(3,442,620)	(4,751,314)	(254,206)	(8,448,140)	(3,229,753)	(4,463,659)	(303,477)	(7,996,889)
Financial liabilities at fair value through profit or loss	(35,220)	(58,031)	(269,059)	(362,310)	(3,094)	(26,057)	(138,938)	(168,089)
Technical reserves for claims and insurance premiums	(4,318,973)	(4,131,263)	(2,435)	(8,452,671)	(3,632,896)	(3,809,742)	(1,122)	(7,443,760)
Bonds and notes issued	(3,599,610)	(11,752,328)	(105,602)	(15,457,540)	(3,869,494)	(12,271,451)	(101,312)	(16,242,257)
Other liabilities	(3,452,975)	(2,208,427)	(648,396)	(6,309,798)	(2,737,797)	(2,030,093)	(1,013,441)	(5,781,331)
Total monetary liabilities	(72,323,400)	(68,884,662)	(11,789,064)	(152,997,126)	(66,962,850)	(70,059,254)	(11,196,476)	(148,218,580)
	16,076,858	576,615	879,179	17,532,652	13,281,222	641,103	192,690	14,115,015

Forwards position, net	1,820,527	(1,719,788)	(101,048)	(309)	859,439	(824,434)	(19,186)	15,819
Currency swaps position, net	(199,746)	199,512	234	–	370,697	(371,301)	3,776	3,172
Cross currency swaps position, net	(1,833,236)	1,918,994	(85,758)	–	(1,725,567)	1,814,960	(92,565)	(3,172)
Options, net	(23,414)	23,414	–	–	60,704	(60,704)	–	–
Net monetary position	15,840,989	998,747	692,607	17,532,343	12,846,495	1,199,624	84,715	14,130,834

The Group manages foreign exchange risk by monitoring and controlling the currency position values exposed to changes in exchange rates. The Group measures its performance in soles. (since 2014 considering its change in functional currency, it was measured in U.S. Dollars before), so if the net foreign exchange position (U.S. Dollar) is an asset, any depreciation of soles with respect to this currency would positively affect the Group’s consolidated statement of financial position. The current position in a foreign currency comprises exchange rate-linked assets and liabilities in that currency. An institution’s open position in individual currencies comprises assets, liabilities and off-balance sheet items denominated in the respective foreign currency for which the institution itself bears the risk; any appreciation/depreciation of the foreign exchange would affect the consolidated statement of income.

The Group’s net foreign exchange position is the sum of its positive open non-soles positions (net long position) less the sum of its negative open non-soles positions (net short position). Any depreciation/appreciation of the foreign exchange position would affect the consolidated statement of income. A currency mismatch would leave the Group’s consolidated statement of financial position vulnerable to a fluctuation of foreign currency (exchange rate shock).

The table below shows the sensitivity analysis of the U.S. Dollar, the currency to which the Group had significant exposure as of December 31, 2018 and 2017 in its non-trading monetary assets and liabilities and its forecast cash flows. The analysis calculates the effect of a reasonably possible movement of the currency rate against Soles with all other variables held constant on the consolidated statement of income, before income tax. A negative amount in the table reflects a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

Currency rate sensitivity	Change in currency rates	2018	2017
	%	S/000	S/000

Depreciation -
U.S. Dollar	5	47,559	57,125
U.S. Dollar	10	90,795	109,057

Appreciation -
U.S. Dollar	5	(52,566)	(63,138)
U.S. Dollar	10	(110,972)	(133,292)

33.3	Liquidity risk

Liquidity risk is the risk that the Group is unable to meet its short-term payment obligations associated with its financial liabilities when they fall due and to replace funds when they are withdrawn. In this sense, the company that is facing a liquidity crisis would be failing to comply with the obligations to pay depositors and with commitments to lend or satisfy other operational cash needs.

The Group is exposed to daily cash requirements, interbank deposits, current accounts, time deposits, use of loans, guarantees and other requirements. The Management of the Group's subsidiaries establishes limits for the minimum funds amount available to cover such cash withdrawals and on the minimum level of inter-bank and other borrowing facilities that should be in place to cover withdrawals at unexpected levels of demand. Sources of liquidity are regularly reviewed by the Market Risk Management Department to maintain a wide diversification by currency, geography, provider, product and term.

The matching and controlled mismatching of the maturities and interest rates of assets and liabilities is fundamental to the management of the Group. It is unusual for banks to be completely matched, as transacted business is often based on uncertain terms and of different types. An unmatched position potentially enhances profitability, but also increases liquidity risk, which generates exposure to potential losses.

Maturities of assets and liabilities and the ability to replace them, at an acceptable cost are important factors in assessing the liquidity of the Group.

A mismatch, in maturity of long-term illiquid assets against short-term liabilities, exposes the consolidated statement of financial position to risks related both to rollover and to interest rates. If liquid assets do not cover maturing debts, a consolidated statement of financial position is vulnerable to a rollover risk. Furthermore, a sharp increase in interest rates can dramatically increase the cost of rolling over short-term liabilities, leading to a rapid increase in debt cost. The contractual-maturity gap report is useful in showing liquidity characteristics.

Corporate policies have been implemented for liquidity risk management by the Group. These policies are consistent with the particular characteristics of each operating segment in which each of the Group companies operate. Risk Management heads set up limits and autonomy models to determine the adequate liquidity indicators to be managed.

Commercial banking:
Liquidity risk exposure in BCP Peru, BCP Bolivia, Mibanco and Atlantic Security Bank is based on indicators such as the Internal Liquidity Coverage Ratio (RCLI, the Spanish acronym) which measures the amount of liquid assets available to meet cash outflows needs within a given stress scenario for a period of 30 days and the Internal Ratio of Stable Net Funding (RFNEI, the Spanish acronym), which is intended to guarantee that long-term assets are financed at least with a minimum number of stable liabilities within a prolonged liquidity crisis scenario and works as a minimum compliance mechanism that supplements the RCLI. The core limits of these indicators are 100% and any excess is presented in the Credicorp Treasury Risk Committee, Credicorp Risk Committee and ALM of the respective subsidiary.

Insurance and AFPs:

Insurance
:
Liquidity risk management in Pacífico Grupo Asegurador follows a particular approach given the nature of the business. For annually renewable businesses, mainly general insurance, the emphasis of liquidity is focused on the quick availability of resources in the event of a systemic event (e.g. earthquake); for this purpose, there are minimum investment indicators in place relating to local cash/time deposits and foreign fixed-income instruments of high quality and liquidity.

For long-term businesses such as Pacífico Seguros, given the nature of the products offered and the contractual relationship with customers (the liquidity risk is not material); the emphasis is on maintaining sufficient flow of assets and matching their maturities with maturities of obligations (mathematical technical reserves); for this purpose there are indicators that measure the asset/liability sufficiency and adequacy as well as calculations or economic capital subject to interest rate risk, a methodology of Credicorp.

AFPs
:
Liquidity risk management in AFP Prima is carried out in a differentiated manner between the fund administrator and the funds being managed. Liquidity management regarding the fund administrator is focused on meeting periodic operating expense needs, which are supported with the collection of commissions. The fund administering entity does not record unexpected outflows of liquidity.

Investment banking:
Liquidity risk in the Grupo Credicorp Capital (Credicorp Capital Colombia, IM Trust y Credicorp Capital Perú) principally affects the security brokerage. In managing this risk, limits of use of liquidity have been established as well as matching maturities by dealing desk; follow-up on liquidity is performed on a daily basis for a short-term horizon covering the coming settlements. If short-term unmatched maturities are identified, repos are used. On the other hand, structural liquidity risk of Credicorp Capital is not significant given the low levels of debt, which is monitored regularly using financial planning tools.

Companies perform a liquidity risk management using the liquidity Gap or contractual maturity Gap.

The table below presents the cash flows payable by the Group by remaining contractual maturities (including future interest payments) at the date of the consolidated statement of financial position. The amounts disclosed in the table are the contractual undiscounted cash flows:

	2018						2017
	Up to a	From 1 to	From 3 to	From 1 to	Over 5		Up to a	From 1 to	From 3 to	From 1 to	Over 5
	month	3 months	12 months	5 years	Year	Total	month	3 months	12 months	5 years	Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/000	S/000

Financial assets	29,402,396	26,409,954	42,782,806	65,440,380	37,419,428	201,454,964	32,066,988	23,840,167	39,862,618	60,040,832	32,705,161	188,515,766

Financial liabilities by type -
Deposits and obligations	30,659,602	10,717,381	20,100,704	38,903,924	8,663,463	109,045,074	28,360,646	10,523,572	18,803,383	34,738,531	8,662,213	101,088,345
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	2,920,477	3,995,758	4,976,816	4,639,124	6,878,937	23,411,112	3,658,434	1,801,493	6,363,038	6,597,765	6,352,357	24,773,087
Accounts payable to reinsurers and coinsurers	9,087	290,214	5,088	2,144	–	306,533	51,426	140,648	31,489	9,862	–	233,425
Financial liabilities designated at fair value through profit or loss	362,310	–	–	–	–	362,310	168,089	–	–	–	–	168,089
Bonds and notes issued	71,272	133,642	3,062,572	13,316,127	473,092	17,056,705	833,517	130,988	1,059,795	13,471,851	2,905,297	18,401,448
Other liabilities	1,989,185	332,555	421,685	6,013	1,315,576	4,065,014	1,997,270	293,864	298,986	5,310	1,341,955	3,937,385
Total liabilities	36,011,933	15,469,550	28,566,865	56,867,332	17,331,068	154,246,748	35,069,382	12,890,565	26,556,691	54,823,319	19,261,822	148,601,779

Derivative financial liabilities -
Contractual amounts receivable (Inflows)	1,537,102	1,267,858	1,155,340	1,663,518	1,058,385	6,682,203	150,149	123,114	464,466	1,770,499	790,843	3,299,071
Contractual amounts payable (outflows)	556,987	274,168	1,116,070	1,882,494	1,104,179	4,933,898	1,117,375	362,073	628,800	1,791,667	862,514	4,762,429
Total liabilities	980,115	993,690	39,270	(218,976)	(45,794)	1,748,305	(967,226)	(238,959)	(164,334)	(21,168)	(71,671)	(1,463,358)

33.4	Operational risk -

Operational risk is the possibility of the occurrence of losses arising from inadequate processes, human error, failure of information technology, relations with third parties or external events. Operational risks can, lead to financial losses and have legal or regulatory compliance consequences, but exclude strategic or reputational risk.

Operational risks are grouped into internal fraud, external fraud, labor relations and job security, relations with customers, business products and practices, damages to material assets, business and systems interruption, and failures in process execution, delivery and management of processes.

One of the Group’s pillars, is to develop an efficient risk culture, and to achieve this, it records operational risks and their respective process controls. The risk map permits their monitoring, prioritization and proposed treatment according to established governance.

The business continuity management system enables the establishing, implementing, operating, monitoring, reviewing, maintaining and improving of business continuity based on best practices and regulatory requirements. The Group implements recovery strategies for the resources that support important products and services of the organization, which will be periodically tested to measure the effectiveness of the strategy.

In the management of operational risk and business continuity, corporate guidelines are used and methodologies and best practices are shared among the Group's companies.

The management of information security is carried out through a systemic process, documented and known by the entire organization under the best practices and regulatory requirements. The Group designs and develops the guidelines described in the policy and procedures to have strategies for availability, privacy and integrity of the information assets of the organization.

33.5	Risk of the insurance activity -

The principal risk the Group faces under insurance contracts is that the actual claims and benefit payments or the timing thereof, differ from expectations. This is influenced by the frequency of claims, severity of claims, actual benefits paid and subsequent development of long-term claims. Therefore, the objective of the Group is to ensure that sufficient reserves are available to cover these liabilities.

The above risk exposure is mitigated by diversification across a large portfolio of insurance contracts. The variability of risks is also improved by careful selection and implementation of underwriting strategy guidelines, as well as the use of reinsurance arrangements. The Group’s placement of reinsurance is diversified so that it is neither dependent on a single reinsurer nor are the operations of the Group substantially dependent upon any single reinsurance contract.

Life insurance contracts -

The main risks that the Group is exposed to are mortality, morbidity, longevity, investment yield and flow, losses arising from policies due to the expense incurred being different than expected, and the policyholder decision; all of which, do not vary significantly in relation to the location of the risk insured by the Group, type of risk insured or industry.

The Group’s underwriting strategy is designed to ensure that risks are well diversified in terms of type of risk and level of insured benefits. This is achieved through diversification across insurable risks, the use of medical screening in order to ensure that pricing takes account of current health conditions and family medical history, regular review of actual claims experience and product pricing, as well as detailed claims handling procedures. Underwriting limits are in place to enforce appropriate risk selection criteria. For example, the Group has the right not to renew individual policies, it can impose deductibles and it has the right to reject the payment of fraudulent claims.

For contracts when death or disability is the insured risk, the significant factors that could increase the overall frequency of claims are epidemics, widespread changes in lifestyle and natural disasters, resulting in more claims than expected.

For retirement, survival and disability annuities contracts, the most significant factor is continuing improvement in medical science and social conditions that increase longevity.

Management has performed a sensitivity analysis of the technical reserve estimates, Note 15(c).

Non-life insurance contracts (general insurance and healthcare) -

The Group mainly issues the following types of non-life general insurance contracts: automobile, home, business and healthcare insurances. Healthcare contracts provide medical expense cover to policyholders. Risks under non-life insurance policies usually cover 12 months.

For general insurance contracts the most significant risks arise from climate changes, natural disasters and other type of damages. For healthcare contracts the most significant risks arise from lifestyle changes, epidemics and medical science and technology improvements.

Most of these risks do not vary significantly in relation to the location of the risk insured by the Group, type of risk insured or industry.

The above risk exposures are mitigated by diversification across a large portfolio of insurance contracts. The variability of risk is improved by careful selection and implementation of underwriting strategies, which are designed to ensure that risks are diversified in terms of type of risks and level of insured benefits. This is achieved, in various cases, through diversification across industry sectors and geography. Furthermore, strict claim review policies to assess all new and ongoing claims, regular detailed review of claims handling procedures and frequent investigation of possible fraudulent claims are all policies and procedures put in place to reduce the Group’s risk exposure. Insurance contracts also entitle the Group to pursue third parties for payment of some or all costs. Also, the Group actively manages and promptly pursues claims, in order to reduce its exposure to unpredictable future developments that can negatively impact the Group.

The Group has also limited its exposure by imposing maximum claim amounts on certain contracts as well as the use of reinsurance arrangements in order to limit its exposure to catastrophic events.

Credit risk of the insurance activity –

Credit risk is the risk that one party to a financial instrument will cause a financial loss to the other party by failing to discharge an obligation at maturity.

The following policies and procedures are in place to mitigate the Group’s exposure to credit risk:

-	The Group sets the maximum amounts and limits that may be granted to corporate counterparties according to their long- term credit ratings.

-
Credit risk from customer balances, will only persist during the grace period specified in the policy document or trust deed until the policy is paid up or terminated. Commissions paid to intermediaries are netted off against amounts receivable from them in order to reduce the risk of doubtful accounts.

-
Reinsurance is placed with counterparties that have a good credit rating and concentration of risk is avoided by following guidelines in respect of counterparties’ limits which are set each year by the Board of Directors and are subject to regular reviews. At each reporting date, Management performs an assessment of creditworthiness of reinsurers and updates the reinsurance purchase strategy, determining whether the need exists to establish an allowance for impairment.

-
A Group policy setting out the assessment and determination of what constitutes credit risk for the Group is in place, its compliance is monitored and exposures and breaches are reported to the Group risk committee. The policy is regularly reviewed for pertinence and for changes in the risk environment.

-
The Group issues Investment Link life insurance contracts whereby the policyholder bears the investment risk on the financial assets held in the Company’s investment portfolio as the policy benefits are directly linked to the value of the assets in the portfolio. Therefore, the Group has no material credit risk on Investment Link financial assets.

33.6	Capital management -

The Group maintains an actively managed capital base to cover risks inherent in its business. The adequacy of the Group’s capital is monitored using, among other measures, the rules and ratios established by the SBS, the supervising authority of its major subsidiaries and for consolidation purposes. Furthermore, capital management responds to market expectations in relation to the solvency of the Group and to support the growth of the businesses considered in the strategic planning. In this way, the capital maintained by the Group enables it to assume unexpected losses in normal conditions and conditions of severe stress.

The Group’s objectives when managing capital are: (i) to comply with the capital requirements set by the regulators of the markets where the entities within the Group operate; (ii) to safeguard the Group’s ability to continue as a going concern so that it can continue to provide returns for shareholders and benefits for other stakeholders; and (iii) to maintain a strong capital base to support the development of its business, in line with the limits and tolerances established in the declaration of Risk Appetite.

As of December 31, 2018 and 2017, the regulatory capital for the subsidiaries engaged in financial and insurance activities amounted to approximately S/
25,063.9
million and S/
21,723
million, respectively. The regulatory capital has been determined in accordance with SBS regulations in force as of said dates. Under the SBS regulations, the Group’s regulatory capital exceeds by approximately S/
4,658.1
million the minimum regulatory capital required as of December 31, 2018 (approximately S/
3,710.3
million as of December 31, 2017).

33.7	Fair values -

a)	Financial instruments recorded at fair value and fair value hierarchy -

The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

		As of December 31, 2018
	Note	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Foreign currency forwards		–	124,688	–	124,688
Interest rate swaps		–	165,172	–	165,172
Cross currency swaps		–	120,744	–	120,744
Currency swaps		–	354,432	–	354,432
Foreign exchange options		–	1,281	–	1,281
	12(b)	–	766,317	–	766,317

Investments at fair value through profit of loss	6(a)	1,690,430	1,012,801	809,214	3,512,445
Financial assets at fair value through profit or losss	8	470,112	51,074	–	521,186

Investments at fair value through other comprehensive income:
Debt instruments:
Corporate, leasing and subordinated bons		1,497,082	7,132,691	5,279	8,635,052
Certificates of deposit BCRP		–	9,829,584	–	9,829,584
Government treasury bonds		4,587,264	681,282	–	5,268,546
Securitization instruments		–	521,452	–	521,452
Negotiable certificates of deposit		–	289,148	–	289,148
Other instruments		–	3,384	–	3,384
Equity instruments		235,566	395,722	17,381	648,669
	6(b)	6,319,912	18,853,263	22,660	25,195,835
Total financial assets		8,480,454	20,683,455	831,874	29,995,783

Financial liabilities
Derivatives financial instruments:
Interest rate swaps		–	153,560	–	153,560
Foreign currency forwards		–	104,206	–	104,206
Cross currency swaps		–	55,454	–	55,454
Currency swaps		–	401,856	–	401,856
Foreign exchange options		–	728	–	728
	12(b)	–	715,804	–	715,804

Financial liabilities at fair value through profit or loss		–	362,310	–	362,310
Total financial liabilities		–	1,078,114	–	1,078,114

		As of December 31, 2017
	Note	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Forward foreign exchange contracts		–	62,353	–	62,353
Interest rate swaps		–	228,461	–	228,461
Cross currency swaps		–	75,944	–	75,944
Currency swaps		–	332,376	–	332,376
Foreign exchange options		–	2,692	–	2,692
	12(b)	–	701,826	–	701,826

Investments at fair value through profit of loss	6(a)	1,611,952	2,410,315	2,470	4,024,737
Financial assets at fair value through profit or loss	8	484,930	52,755	–	537,685

Investments available for sale:
Debt instruments:
Certificates of deposit BCRP		–	7,923,706	–	7,923,706
Corporate, leasing and subordinated bons		3,988,785	4,489,275	1,461	8,479,521
Government treasury bonds		4,074,302	658,461	–	4,732,763
Participation in mutual funds		745,546	–	79,533	825,079
Other instruments		105,787	1,002,557	537,065	1,645,409
Equity instruments		317,020	417,703	82,690	817,413
	6(c)	9,231,440	14,491,702	700,749	24,423,891

Total financial assets		11,328,322	17,656,598	703,219	29,688,139

Financial liabilities
Derivatives financial instruments:
Interest rate swaps		–	94,785	–	94,785
Forward foreign exchange contracts		–	56,869	–	56,869
Cross currency swaps		–	134,349	–	134,349
Currency swaps		–	349,779	–	349,779
Foreign exchange options		–	980	–	980
	12(b)	–	636,762	–	636,762

Bonds and Notes issued at fair value		–	7,986,539	–	7,986,539
Financial liabilities at fair value through profit or loss		–	168,089	–	168,089
Total financial liabilities		–	8,791,390	–	8,791,390

Financial instruments included in the Level 1 category are those that are measured on the basis of quotations obtained in an active market. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service or regulatory agency and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Financial instruments included in the Level 2 category are those that are measured on the basis of observable market factors. This category includes instruments valued using: quoted prices for similar instruments, either in active or less active markets and other valuation techniques (models) where all significant inputs are directly or indirectly observable based on market data.

Following is a description of how fair value is determined for the main Group’s financial instruments where valuation techniques were used with inputs based on market data which incorporate Credicorp’s estimates on the assumptions that market participants would use for measuring these financial instruments:

-	Valuation of derivative financial instruments -

Interest rate swaps, currency swaps and forward exchange contracts are measured by using valuation techniques where inputs are based on market data. The most frequently applied valuation techniques include forward pricing and swap models, using present value calculations. The models incorporate various inputs, including the credit quality of counterparties, foreign exchange, forward rates and interest rate curves. Options are valued using well-known, widely accepted valuation models.

A credit valuation adjustment (CVA) is applied to the “Over-The-Counter” derivative exposures to take into account the counterparty’s risk of default when measuring the fair value of the derivative. CVA is the mark-to market cost of protection required to hedge credit risk from counterparties in this type of derivatives portfolio. CVA is calculated by multiplying the probability of default (PD), the loss given default (LGD) and the expected exposure (EE) at the time of default.

A debit valuation adjustment (DVA) is applied to include the Group’s own credit risk in the fair value of derivatives (that is the risk that the Group might default on its contractual obligations), using the same methodology as for CVA.

As of December 31, 2018, the balance of receivables and payables corresponding to derivatives amounted to S/
766.3
million and S/
715.8
million respectively, See Note 12(b), generating DVA and CVA adjustments for approximately S/
15.4
million and S/
17.1
million respectively. The net impact of both items in the consolidated statement of income amounted to S/
0.2
million. As of December 31, 2017, the balance of receivables and payables corresponding to derivatives amounted to S/
701.8
million and S/
636.8
million, respectively, See Note 12(b), generating DVA and CVA adjustments for approximately S/
12.6
million and S/
16.3
million, respectively. Also, the net impact of both items in the consolidated statement of income amounted to S/
1.4
million.

-	Valuation of debt securities classified in the category “at fair value through other comprehensive income” and included in level 2 –

Valuation of BCRP certificates of deposit, corporate, leasing, subordinated bonds and Government treasury bonds are measured calculating their Net Present Values (NPV) through discounted cash flows, using appropriate and relevant zero coupon rate curves to discount cash flows in the respective currency and considering observable current market transactions.

BCRP certificates of deposit (CD BCRP) are securities issued at a discount in order to regulate the liquidity of the financial system. They are placed mainly through public auction or direct placement, are freely negotiable by their holders in the Peruvian secondary market and may be used as collateral in Repurchase Agreement Transactions of Securities with the BCRP.

Other debt instruments are measured using valuation techniques based on assumptions supported by prices from observable current market transactions, obtained via pricing services. Nevertheless, when prices have not been determined in an active market, fair values are based on broker quotes and assets that are valued using models whereby the majority of assumptions are market observable.

-	Valuation of financial instruments included in level 3 -

These are measured using valuation techniques (internal models), based on assumptions that are not supported by transaction prices observable in the market for the same instrument, nor based on available market data.

In this regard, no significant differences were noted between the estimated fair values and the respective carrying amounts.

As of December 31, 2018 and 2017, the net unrealized loss (gain) of Level 3 financial instruments amounted to S/2.3 million and S/39.1 million, respectively. During 2018 and 2017, changes in the carrying amount of Level 3 financial instruments have not been significant since there were no purchases, issuances, settlements or any other significant movements or transfers from level 3 to Level 1 or Level 2 or vice versa. Also, there have been no transfers between Level 1 and Level 2.

b)	Financial instruments not measured at fair value -

We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	As of December 31, 2018					As of December 31, 2017
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	–	22,168,516	–	22,168,516	22,168,516	–	23,221,987	–	23,221,987	23,221,987
Cash collateral, reverse repurchase	–	4,082,942	–	4,082,942	4,082,942	–	7,480,420	–	7,480,420	7,480,420
Investments at amortized cost	3,815,301	337,821	–	4,153,122	4,154,838	–	–	–	–	–
Held-to-maturity investments	–	–	–	–	–	4,088,520	561,562	–	4,650,082	4,413,373
Loans, net	–	126,581,269	–	126,581,269	126,581,269	–	115,346,836	–	115,346,836	115,346,836
Premiums and other policies receivable	–	887,273	–	887,273	887,273	–	656,829	–	656,829	656,829
Accounts receivable from reinsurers and coinsurers	–	842,043	–	842,043	842,043	–	715,695	–	715,695	715,695
Due from customers on acceptances	–	967,968	–	967,968	967,968	–	532,034	–	532,034	532,034
Other assets	–	2,306,460	–	2,306,460	2,306,460	–	1,759,125	–	1,759,125	1,759,125
Total	3,815,301	158,174,292	–	161,989,593	161,991,309	4,088,520	150,274,488	–	154,363,008	154,126,299

Liabilities

Deposits and obligations	–	104,551,310	–	104,551,310	104,551,310	–	97,170,411	–	97,170,411	97,170,411
Payables on repurchase agreements and securities lending	–	9,415,357	–	9,415,357	9,415,357	–	13,415,843	–	13,415,843	13,415,843
Due to Banks and correspondents and other entities	–	8,520,401	–	8,520,401	8,448,140	–	8,034,990	–	8,034,990	7,996,889
Banker’s acceptances outstanding	–	967,968	–	967,968	967,968	–	532,034	–	532,034	532,034
Payable to reinsurers and coinsurers	–	308,602	–	308,602	308,602	–	235,185	–	235,185	235,185
Bond and notes issued	–	15,928,607	–	15,928,607	15,457,540	–	8,830,070	–	8,830,070	8,255,718
Other liabilities	–	2,996,068	–	2,996,068	2,996,068	–	3,270,714	–	3,270,714	3,270,714
Total	–	142,688,313	–	142,688,313	142,144,985	–	131,489,247	–	131,489,247	130,876,794

The methodologies and assumptions used by the Group to determine fair values depend on the terms and risk characteristics of the various financial instruments and include the following:

(i)
Long-term fixed-rate and variable-rate loans are evaluated by the Group based on parameters such as interest rates, specific country risk factors, and individual creditworthiness of the customer and the risk characteristics of the financed project. Based on this evaluation, allowances are taken into account for the incurred losses of these loans. As of December 31, 2018 and 2017, the carrying amounts of loans, net of allowances, were not materially different from their calculated fair values.

(ii)
Assets for which fair values approximate their carrying value - For financial assets and financial liabilities that are liquid or have a short term maturity (less than three months) it is assumed that the carrying amounts approximate to their fair values. This assumption is also applied to demand deposits, savings accounts without a specific maturity and variable rate financial instruments.

(iii)
Fixed rate financial instruments - The fair value of fixed rate financial assets and liabilities carried at amortized cost are estimated by comparing market interest rates when they were first recognized with current market rates offered for similar financial instruments. The estimated fair value of fixed interest bearing deposits is based on discounted cash flows using prevailing market interest rates for financial instruments with similar credit risk and maturity. For quoted debt issued the fair values are calculated based on quoted market prices. When quoted market prices are not available, a discounted cash flow model is used based on a current interest rate yield curve appropriate for the remaining term to maturity.

33.8	Fiduciary activities, management of funds and pension funds -

The Group provides custody, trustee, investment management and advisory services to third parties; therefore, the Group makes allocations and purchase and sale decisions in relation to a wide range of financial instruments. Assets that are held in a fiduciary capacity are not included in these consolidated financial statements. These services give rise to the risk that the Group will be accused of mismanagement or under-performance.

As of December 31, 2018 and 2017, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2018	2017

Pension funds	47,452	48,868
Investment funds	40,186	37,567
Equity managed	15,397	12,874
Bank trusts	4,608	3,435
Total	107,643	102,744